Property and Equipment (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2022 cruise_ship berth	Nov. 30, 2022 USD ($) berth cruise_ship	Nov. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Ships and ship improvements		$ 52,908	$ 50,501
Ships under construction		785	1,536
Other property and equipment		3,970	3,928
Total property and equipment		57,663	55,965
Less accumulated depreciation		(18,976)	(17,858)
Property and Equipment, Net		38,687	38,107
Capitalized interest		$ 48	$ 83	$ 66
EA Segment
Property, Plant and Equipment [Line Items]
Number of ships, agreement to sell | cruise_ship		1
Number of ships sold | cruise_ship		1
Capacity of ships sold | berth		4,110
EA Segment | Subsequent Event
Property, Plant and Equipment [Line Items]
Number of ships, agreement to sell | cruise_ship	1
Capacity of ships sold | berth	1,270
NAA Segment
Property, Plant and Equipment [Line Items]
Number of ships sold | cruise_ship		2
Capacity of ships sold | berth		4,110